Disclosures about the Fair Value of Financial Instruments and Concentrations of Credit Risk - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Consolidated Trade Receivables | Credit Concentration Risk from Single Customer
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk, percentage	8.00%	10.00%